Summary of Operation Income (Loss), Net by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	$ 2,965	$ 493	$ 1,851
Total net income (loss)	(13,191)	(13,254)	3,944
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	2,965	493	1,851
Total net income (loss)	(8,364)	(10,590)	(6,759)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net income (loss)	$ (4,827)	$ (2,664)	$ 10,703